CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,186,793,974	$ 167,156,435	¥ 811,996,439	¥ 825,406,545
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,260,605	740,941	6,646,312	8,135,552
Share-based compensation	42,598,210	5,999,832	53,537,815	88,434,772
Impairment losses on financial investments	0	0	8,874,750	0
Impairment losses on long-term investments	46,771,435	6,587,619	26,865,733	0
(Gain) loss from equity in affiliates	(33,147,784)	(4,668,768)	22,102,238	(3,341,862)
(Gain) loss from disposal of property and equipment	148,198	20,873	(2,678)	(180,537)
(Income) loss from financial investments	12,225,202	1,721,884	(20,900,025)	0
Provision for accounts receivable and contract assets	12,233,743	1,723,087	21,835,625	77,247,810
Provisions for loans receivable from Xiaoying Credit Loans and other loans	233,350,276	32,866,699	164,641,879	76,395,168
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	(4,213,234)	(593,422)	(6,066,176)	(377,559)
(Reversal of) provision for credit losses on deposits to institutional cooperators	(673,558)	(94,869)	1,295,879	(8,291,421)
(Reversal of) provision of credit losses for other financial assets	86,019	12,116	(764,600)	(1,223,360)
Fair value adjustments related to Consolidated Trusts	531,202	74,818	6,168,307	7,266,784
Change in fair value of financial guarantee derivative	(24,966,242)	(3,516,422)	(137,654,096)	170,338,993
Deferred tax expenses (benefits)	(29,258,045)	(4,120,909)	195,589,376	333,420,104
Other non-cash expenses (income)	120,025	16,905	658,327	(117,889)
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(509,909,978)	(71,819,318)	(436,267,247)	(411,420,820)
Deposits to institutional cooperators	68,518,587	9,650,641	(271,206,554)	(584,191,949)
Prepaid expenses and other current assets	22,921,314	3,228,400	121,759,157	21,232,196
Other non-current assets	(121,124)	(17,060)	1,562,738	162,653
Guarantee liabilities	61,906,509	8,719,349	0	(9,789,626)
Deferred guarantee income	46,597,143	6,563,070	0	0
Financial guarantee derivative	(82,924,152)	(11,679,623)	(223,943,839)	551,283,453
Accrued payroll and welfare	23,089,279	3,252,057	19,076,221	9,824,303
Other taxes payable	34,130,358	4,807,160	36,144,805	146,468,684
Income taxes payable	176,410,814	24,846,943	152,940,513	41,231,547
Deposit payable to channel cooperators	0	0	(1,312,000)	(460,000)
Accrued expenses and other current liabilities	97,347,968	13,711,175	65,114,595	(33,694,875)
CASH PROVIDED BY OPERATING ACTIVITIES	814,137,169	114,668,821	322,701,870	449,171,181
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets	(8,468,350)	(1,192,742)	(6,055,110)	(2,620,038)
Disposal of property and equipment	18,053	2,543	5,440	236,783
Purchase of financial investments	(424,149,412)	(59,740,195)	(90,539,800)	(112,843,800)
Collection of financial investments	0	0	0	36,000,000
Purchase of long-term investment	0	0	0	(315,000,000)
Collection of long-term investment	0	0	6,852,347	40,000,000
Loan to a related party	0	0	0	(150,000,000)
Sale and collection of loans receivables from Xiaoying Credit Loans and other loans	0	0	4,749,439	35,848,676
Principal payment of loans at fair value	(70,004,009)	(9,859,858)	(826,042,700)	(2,238,372,299)
Principal collection of loans receivables of the Consolidated Trusts and Partnerships at amortized cost	8,296,900,075	1,168,593,934	6,263,466,800	915,305,038
Collection of loans' earnings rights from related party	0	0	100,000,000	160,000,000
CASH USED IN INVESTING ACTIVITIES	(1,106,334,486)	(155,823,953)	(913,388,006)	(2,347,593,831)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of common shares	(24,872,828)	(3,503,265)	(146,740,902)	0
Proceeds from exercise of options	1,099,619	154,878	277,342	2,959,511
Dividends to shareholders	(58,401,356)	(8,225,659)	0	0
Acquisition of non-controlling interests	0	0	0	(1,200,000)
Proceeds from short-term borrowings	802,500,000	113,029,761	70,208,800	266,500,000
Repayments of short-term borrowings	(307,708,800)	(43,339,878)	(166,500,000)	(450,545,000)
Cash received from institutional funding partners	0	0	0	2,052,099,474
Cash paid to institutional funding partners	0	0	(21,310,352)	(583,101,169)
Cash received from investors of Consolidated Trusts at fair value	0	0	98,800,000	454,490,000
Cash paid to investors of Consolidated Trusts at fair value	(141,288,810)	(19,900,113)	(420,225,590)	(1,905,959,250)
Cash received from investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost	3,251,997,048	458,034,204	2,497,000,169	1,466,068,260
Cash paid to investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost	(2,295,866,494)	(323,366,032)	(1,335,158,227)	0
CASH PROVIDED BY FINANCING ACTIVITIES	1,227,458,379	172,883,896	576,351,240	1,301,311,826
Effect of foreign exchange rate changes	2,286,656	322,070	29,255,917	(9,373,234)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	937,547,718	132,050,834	14,921,021	(606,484,058)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,006,959,857	141,827,330	992,038,836	1,598,522,894
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	1,944,507,575	273,878,164	1,006,959,857	992,038,836
Non-cash investing activities:
Switch out from VC funds measured at fair value	13,968,313	1,967,396	0	0
Switch in VC funds measured at fair value	(14,342,134)	(2,020,047)	0	0
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	102,284,875.00	14,406,523	37,369,220	30,958,576
Interest paid for borrowings	23,247,119	3,274,288	1,991,007	6,719,912
Consolidated Partnerships
CASH FLOWS FROM INVESTING ACTIVITIES
Principal collection of loans at fair value	189,752,419	26,726,069	1,089,274,133	3,427,158,051
Principal payment of loans receivables of the Consolidated Trusts and Partnerships at amortized cost	(9,090,383,262)	(1,280,353,704)	(7,455,098,555)	(2,538,004,837)
Xiaoying Credit Loans And Revolving Loans
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Credit Loans and other loans	(577,307,221)	(81,312,021)	(304,079,859)	(890,372,164)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan repayment from a related party	0	0	0	150,000,000
Origination of loans receivables from Xiaoying Credit Loans and other loans	0	0	0	(1,755,301,405)
Xiaoying Housing Loan
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for accounts receivable and contract assets	12,233,743	1,723,087	21,835,625	77,247,810
Provisions for loans receivable from Xiaoying Credit Loans and other loans	(4,213,234)	(593,422)	(6,066,176)	(377,559)
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Credit Loans and other loans	¥ 5,617,646	$ 791,229	¥ 8,088,235	¥ 35,784,679